WARRANT DERIVATIVE LIABILITY - Summary (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2019 USD ($) $ / shares shares	May 31, 2020 $ / shares	Feb. 29, 2020 USD ($) item shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2020 $ / shares
WARRANT DERIVATIVE LIABILITY
Common stock, shares issued				39,497,480	60,813,673	39,497,480
Exercise price of warrants | $ / shares							$ 1.00
Common stock, other shares, outstanding					1,645,807
Gain (loss) on warrant derivative liability | $					$ 735,796	$ (2,204,172)
2019 Warrants [Member}
WARRANT DERIVATIVE LIABILITY
Proceeds from issuance of common stock and warrants | $	$ 3,000,000		$ 90,000
Shares issued in cashless exercise of warrants					2,443,641
Common stock, shares issued	3,000,000
Number of warrants issued	3,000,000
Share price | $ / shares	$ 1.00
Exercise price of warrants | $ / shares					$ 1.30
Warrant exercise price, price after decrease | $ / shares		$ 0.45		$ 0.45	$ 0.40
Common stock, other shares, outstanding				8,666,666	9,591,614	8,666,666
Warrants exercised			200,000		7,945,807
Adjustment to derivative liability | $			$ 82,241		$ 3,241,188
Gain (loss) on warrant derivative liability | $					$ 735,796	$ (2,204,172)
Number of warrant holders | item			1